UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2016 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 4.5%
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	5.50	6/1/30	1,800,000		2,053,566
Birmingham Special Care Facilities
Financing Authority,
Improvement Revenue (Methodist
Home for the Aging)	6.00	6/1/50	2,750,000		3,163,875
Jefferson County,
Limited Obligation School Warrants	5.25	1/1/19	2,150,000		2,162,491
Jefferson County,
Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,005,810
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	6,000,000	[a]	4,715,340
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/46	5,000,000		6,798,650
					19,899,732
Alaska - 1.9%
Northern Tobacco Securitization
Corporation of Alaska,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/46	8,465,000		8,348,183
Arizona - 6.0%
Barclays Capital Municipal Trust Receipts
(Series 21 W),
(Salt River Project Agricultural
Improvement and Power District, Salt
River Project Electric System Revenue)
Recourse	5.00	1/1/38	13,198,367	[b,c]	13,935,587
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools Projects)	5.00	7/1/46	2,000,000	[c]	2,182,240
Phoenix Industrial Development Authority,
Education Facility Revenue (BASIS
Schools, Inc. Projects)	5.00	7/1/45	1,000,000	[c]	1,091,910
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	5.00	7/1/45	1,300,000	[c]	1,396,226
Pima County Industrial Development
Authority,
Education Revenue (American Charter
Schools Foundation Project)	5.50	7/1/26	1,725,000		1,724,914
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,550,000		5,863,130
					26,194,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.4%
Barclays Capital Municipal Trust Receipts
(Series 80 W),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	6,024,946
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,783,034
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,652,165
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,738,000
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,807,050
California Statewide Communities
Development Authority,
Revenue (Front Porch Communities
and Services Project)	5.13	4/1/37	4,975,000	[c]	5,058,331
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.25	12/1/56	1,700,000	[c]	1,975,910
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	10,000,000	[d]	1,064,200
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.75	6/1/47	5,000,000		5,111,600
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges Grant
Revenue	6.00	7/1/35	4,000,000		4,374,280
San Buenaventura,
Revenue (Community Memorial Health
System)	7.50	12/1/41	1,500,000		1,867,200
Santa Margarita/Dana Point Authority,
Revenue (Santa Margarita Water
District Improvement Districts
Numbers 2,3 and 4)	5.13	8/1/38	5,000,000		5,422,250
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	5,000,000	[b,c]	5,944,700
Tender Option Bond Trust Receipts (Series
2016-XM0387),
(Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)) Non-recourse	5.00	5/15/21	6,000,000	[b,c]	7,066,440
Tender Option Bond Trust Receipts (Series
2016-XM0390),
(The Regents of the University of
California, General Revenue) Non-
recourse	5.00	5/15/21	6,250,000	[b,c]	7,600,312

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 17.4% (continued)
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.88	1/1/29	2,000,000		2,227,720
					76,718,138
Colorado - 1.3%
Tender Option Bond Trust Receipts (Series
2016-XM0385),
(Board of Governors of the Colorado
State University, System Enterprise
Revenue) Non-recourse	5.00	3/1/20	4,950,000	[b,c]	5,826,991
Connecticut - 1.1%
Connecticut Resources Recovery Authority,
Special Obligation Revenue (American
REF-FUEL Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,997,014
District of Columbia - 5.2%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	35,000,000	[d]	4,851,350
RIB Floater Trust (Barclays Bank PLC)
(Series 15 U),
(District of Columbia, Income Tax
Secured Revenue) Recourse	5.00	12/1/35	14,828,227	[b,c]	18,047,227
					22,898,577
Florida - 5.3%
Cape Coral Health Facilities Authority,
Senior Housing Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	[c]	1,790,960
Mid-Bay Bridge Authority,
Springing Lien Revenue (Prerefunded)	7.25	10/1/21	5,000,000	[e]	6,523,300
Palm Beach County Health Facilities
Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group) (Prerefunded)	5.50	11/15/20	6,825,000	[e]	8,120,863
Saint Johns County Industrial Development
Authority,
Revenue (Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		4,026,960
South Lake County Hospital District,
Revenue (South Lake Hospital, Inc.)	6.25	4/1/39	2,500,000		2,813,675
					23,275,758
Georgia - 3.5%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	1,000,000		1,122,300
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	4,865,000	[e]	5,672,979
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,235,470

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 3.5% (continued)
RIB Floater Trust (Barclays Bank PLC)
(Series 20 U),
(Private Colleges and Universities
Authority, Revenue (Emory
University)) Recourse	5.00	10/1/43	6,000,000	[b,c]	7,307,040
					15,337,789
Hawaii - 1.2%
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawai'i
Pacific Health Obligated Group)	5.63	7/1/30	2,500,000		2,868,100
Hawaii Department of Budget and Finance,
Special Purpose Revenue (Hawaiian
Electric Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000		2,265,220
					5,133,320
Illinois - 5.4%
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)	5.63	1/1/35	3,000,000		3,495,300
Chicago,
Second Lien Wastewater Transmission
Revenue	5.00	1/1/39	2,330,000		2,686,094
Illinois Finance Authority,
Revenue (Plymouth Place, Inc.)	5.25	5/15/45	1,000,000		1,106,560
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/40	1,500,000		1,806,240
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,500,000		2,796,575
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.25	6/15/50	3,200,000		3,419,200
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/52	1,000,000		1,129,820
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/53	2,500,000		2,824,450
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	6.00	6/1/28	3,600,000		4,311,612
					23,575,851
Iowa - 1.7%
Iowa Finance Authority,
Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project)	5.25	12/1/25	5,125,000		5,536,794
Tobacco Settlement Authority of Iowa,
Tobacco Settlement Asset-Backed
Bonds	5.60	6/1/34	2,000,000		2,014,900
					7,551,694

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - .2%
Louisville/Jefferson County Metro
Government,
Health Facilities Revenue (Jewish
Hospital and Saint Mary's HealthCare,
Inc. Project) (Prerefunded)	6.13	2/1/18	1,000,000	[e]	1,077,940
Louisiana - 1.2%
Louisiana Local Government
Environmental Facilities and
Community Development Authority,
Revenue (Westlake Chemical
Corporation Projects)	6.75	11/1/32	4,000,000		4,262,720
New Orleans,
Water Revenue	5.00	12/1/40	1,000,000		1,184,410
					5,447,130
Maine - .5%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical Center
Issue)	7.50	7/1/32	2,000,000		2,402,020
Maryland - 1.1%
Tender Option Bond Trust Receipts (Series
2016-XM0391),
(Mayor and City Council of Baltimore,
Project Revenue (Water Projects)) Non-
recourse	5.00	7/1/21	4,000,000	[b,c]	4,759,040
Massachusetts - 9.5%
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	7.25	1/1/32	2,500,000		3,057,825
Massachusetts Health and Educational
Facilities Authority,
Revenue (Suffolk University Issue)	6.25	7/1/30	5,000,000		5,685,450
Massachusetts Housing Finance Agency,
Housing Revenue	7.00	12/1/38	4,575,000		4,924,393
Tender Option Bond Trust Receipts (Series
2016-XM0368),
(Massachusetts Development Finance
Agency, Revenue (Harvard University
Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,858,600
Tender Option Bond Trust Receipts (Series
2016-XM0372),
(Massachusetts, Consolidated Loan)
Non-recourse	5.00	4/1/19	6,400,000	[b,c]	7,588,288
Tender Option Bond Trust Receipts (Series
2016-XM0386),
(University of Massachusetts Building
Authority, Project and Refunding
Revenue) Non-recourse	5.00	5/1/21	7,406,665	[b,c]	8,873,697
					41,988,253
Michigan - 5.6%
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/31	3,780,000		4,236,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan - 5.6% (continued)
Detroit,
Water Supply System Senior Lien
Revenue	5.00	7/1/36	3,290,000		3,647,919
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,005,980
Michigan Finance Authority,
HR (Trinity Health Credit Group)	5.00	12/1/45	2,500,000		3,020,900
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Second Lien Local Project
Bonds)	5.00	7/1/34	2,000,000		2,359,300
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Water Supply System
Revenue Senior Lien Local Project
Bonds) (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	1,000,000		1,164,440
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	2,295,000		2,294,977
Royal Oak Hospital Finance Authority,
HR (William Beaumont Hospital
Obligated Group) (Prerefunded)	8.00	9/1/18	5,000,000	[e]	5,734,650
					24,465,017
Missouri - .6%
Missouri Health and Educational Facilities
Authority,
Senior Living Facilities Revenue
(Lutheran Senior Services Projects)	5.00	2/1/46	2,200,000		2,561,526
New Jersey - 4.2%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[c]	1,047,040
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.50	12/15/29	5,000,000		5,490,800
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/40	4,250,000		4,916,187
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,387,330
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/23	910,000		927,690
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.63	6/1/26	1,600,000		1,615,296

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 4.2% (continued)
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/41	1,000,000		985,670
					18,370,013
New Mexico - 1.3%
Farmington,
PCR (Public Service Company of New
Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,683,500
New York - 14.2%
Barclays Capital Municipal Trust Receipts
(Series 11 B),
(New York City Transitional Finance
Authority, Future Tax Secured
Revenue) Recourse	5.00	5/1/30	4,488,203	[b,c]	4,983,697
Barclays Capital Municipal Trust Receipts
(Series 7 B),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	5,943,700
Long Island Power Authority,
Electric System General Revenue
(Prerefunded)	6.25	4/1/19	3,000,000	[e]	3,425,910
Metropolitan Transportation Authority,
Transportation Revenue	6.25	11/15/23	1,775,000		1,990,787
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.25	11/15/18	6,650,000	[e]	7,463,295
New York City Educational Construction
Fund,
Revenue	6.50	4/1/28	2,785,000		3,434,351
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	5,500,000	[c]	6,398,865
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/31	500,000		550,910
Niagara Area Development Corporation,
Solid Waste Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000	[c]	2,043,720
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	4,710,000		5,552,336
RIB Floater Trust (Barclays Bank PLC)
(Series 16 U),
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue) Recourse	5.00	6/15/44	12,600,000	[b,c]	14,877,324

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 14.2% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0370),
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,883,650
					62,548,545
North Carolina - 2.6%
Barclays Capital Municipal Trust Receipts
(Series 31 W),
(North Carolina Medical Care
Commission, Health Care Facilities
Revenue (Duke University Health
System)) Recourse	5.00	6/1/42	10,000,000	[b,c]	11,569,800
Ohio - 6.3%
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	5.88	6/1/30	2,000,000		1,996,980
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	6.50	6/1/47	11,285,000		11,583,488
Butler County,
Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,000,000		3,524,700
Ohio Air Quality Development Authority,
Air Quality Revenue (Ohio Valley
Electric Corporation Project)	5.63	10/1/19	4,200,000		4,658,304
Port of Greater Cincinnati Development
Authority,
Tax Increment Development Revenue
(Fairfax Village Red Bank Infrastructure
Project)	5.63	2/1/36	2,530,000	[c]	2,578,854
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	6.00	12/1/42	2,000,000		2,301,380
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	5.00	12/1/43	1,000,000		1,079,830
					27,723,536
Oregon - .4%
Warm Springs Reservation Confederated
Tribes,
Hydroelectric Revenue (Pelton Round
Butte Project)	6.38	11/1/33	1,500,000		1,670,265
Pennsylvania - 2.8%
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (ACTS
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	2,650,000		3,183,869
Philadelphia,
GO	6.50	8/1/41	4,700,000		5,627,451

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 2.8% (continued)
Tender Option Bond Trust Receipts (Series
2016-XM0373),
(Geisinger Authority, Health System
Revenue (Geisinger Health System))
Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,395,070
					12,206,390
Rhode Island - 1.3%
Rhode Island Health and Educational
Building Corporation,
Hospital Financing Revenue (Lifespan
Obligated Group Issue) (Insured;
Assured Guaranty Corp.) (Prerefunded)	7.00	5/15/19	5,000,000	[e]	5,841,650
South Carolina - 2.8%
Tender Option Bond Trust Receipts (Series
2016-XM0384),
(South Carolina Public Service
Authority, Revenue Obligations (Santee
Cooper)) Non-recourse	5.13	6/1/37	10,200,000	[b,c]	12,123,006
Tennessee - 2.2%
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)	5.50	10/1/29	2,050,000		2,332,244
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	450,000	[e]	515,471
Metropolitan Government of Nashville and
Davidson County Health and
Educational Facilities Board,
Revenue (The Vanderbilt University)
(Prerefunded)	5.50	10/1/19	3,000,000	[e]	3,436,470
Tender Option Bond Trust Receipts (Series
2016-XM0388),
(Metropolitan Government of Nashville
and Davidson County, Water and Sewer
Revenue) Non-recourse	5.00	7/1/21	3,000,000	[b,c]	3,616,740
					9,900,925
Texas - 19.0%
Barclays Capital Municipal Trust Receipts
(Series 28 W),
(Leander Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)) Recourse	5.00	8/15/40	9,997,299	[b,c]	11,194,449
Barclays Capital Municipal Trust Receipts
(Series 39 W),
(Texas A&M University System Board of
Regents, Financing System Revenue)
Recourse	5.00	5/15/39	13,160,000	[b,c]	15,007,664
Board of Managers, Joint Guadalupe
County,
Hospital Mortgage Improvement
Revenue (City of Seguin Hospital)	5.00	12/1/45	1,000,000		1,079,030

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.0% (continued)
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/45	1,500,000		1,769,475
Clifton Higher Education Finance
Corporation,
Education Revenue (International
Leadership of Texas)	5.75	8/15/45	2,500,000		2,802,550
Clifton Higher Education Finance
Corporation,
Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,643,725
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	[e]	8,358,714
Harris County-Houston Sports Authority,
Senior Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	0.00	11/15/51	7,500,000	[d]	1,686,600
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.)	6.00	11/15/36	230,000		263,325
Houston,
Combined Utility System First Lien
Revenue (Insured; Assured Guaranty
Corp.) (Prerefunded)	6.00	5/15/19	4,770,000	[e]	5,441,187
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,150,650
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue (National
Campus and Community Development
Corporation - College Station Properties
LLC - Texas A&M University Project)	5.00	7/1/35	500,000		568,490
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	1,575,000		1,680,793
North Texas Tollway Authority,
First Tier System Revenue (Insured;
Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	9,500,000	[e]	10,146,665
North Texas Tollway Authority,
Second Tier System Revenue
(Prerefunded)	5.75	1/1/18	1,400,000	[e]	1,495,298
Tarrant County Cultural Education
Facilities Finance Corporation,
Retirement Facility Revenue
(Buckingham Senior Living Community,
Inc. Project)	5.50	11/15/45	3,000,000		3,377,970
Tender Option Bond Trust Receipts (Series
2016-XM0377),
(San Antonio, Electric and Gas Systems
Junior Lien Revenue) Non-recourse	5.00	2/1/21	12,450,000	[b,c]	14,912,361

Long-Term Municipal Investments -	Coupon	Maturity	Principal
139.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 19.0% (continued)
Texas Department of Housing and
Community Affairs,
Home Mortgage Revenue
(Collateralized: FHLMC, FNMA and
GNMA)	13.01	7/2/24	150,000	[f]	158,691
					83,737,637
Virginia - 3.1%
Chesterfield County Economic
Development Authority,
Retirement Facilities First Mortgage
Revenue (Brandermill Woods Project)	5.13	1/1/43	700,000		747,670
Henrico County Industrial Development
Authority,
Revenue (Bon Secours Health System,
Inc.) (Insured; Assured Guaranty
Municipal Corp.)	10.67	8/23/27	6,050,000	[f]	8,184,682
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project) (Green
Bonds)	5.00	7/1/45	1,000,000	[c]	1,106,960
Washington County Industrial
Development Authority,
HR (Mountain States Health Alliance)	7.75	7/1/38	3,000,000		3,407,820
					13,447,132
Washington - 3.5%
Barclays Capital Municipal Trust Receipts
(Series 27 B),
(King County, Sewer Revenue)
Recourse	5.00	1/1/29	8,577,246	[b,c]	9,965,104
Washington Health Care Facilities
Authority,
Mortgage Revenue (Highline Medical
Center) (Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,975,000	[e]	3,293,831
Washington Housing Finance Commission,
Nonprofit Housing Revenue
(Presbyterian Retirement Communities
Northwest Projects)	5.00	1/1/46	1,700,000	[c]	1,929,041
					15,187,976
West Virginia - 1.3%
The County Commission of Harrison
County,
SWDR (Allegheny Energy Supply
Company, LLC Harrison Station Project)	5.50	10/15/37	5,670,000		5,879,336
Wisconsin - 1.1%
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	4,000,000		4,792,320
U.S. Related - .6%
Puerto Rico Commonwealth,
Public Improvement GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/35	2,500,000		2,693,600

Total Investments (cost $540,068,610)			139.9%		615,833,611

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(18.8%)	(82,762,273)
Preferred Stock, at redemption value	(21.1%)	(93,000,000)
Net Assets Applicable to Common Shareholders	100.0%	440,071,338

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Collateral for floating rate borrowings.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2016, these securities amounted to
$246,905,490, or 56.11% of net assets applicable to Common Shareholders.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at August 31,
2016.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	615,833,611	-	615,833,611
Liabilities ($)
Floating Rate Notes††	-	(93,368,507)	-	(93,368,507)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2016, accumulated net unrealized appreciation on investments was $75,765,001, consisting of $75,768,939 gross unrealized appreciation and $3,938 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)